Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,375,500
Previously Paid Amount	0.00
Total Fee Amount	1,985.26
Total Offset Amount	0.00
Net Fee	1,985.26
Narrative - Max Aggregate Offering Price	$ 14,375,500
Final Prospectus	true